Note 10 - Income Taxes (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2017	2018
Net operating loss carry forward	$6,158	$7,051
Research and development credits	1,284	1,601
Accruals and reserves	99	142
Fixed assets	—	1
Total deferred tax asset	7,541	8,795
Valuation allowance	(7,541)	(8,795)
Net deferred tax asset	$—	$—

Summary of Income Tax Contingencies [Table Text Block]
Years Ended December 31, 2018
Balance at December 31, 2017	$331
Changes related to prior year positions	330
Increases related to current year positions	42
Balance at December 31, 2018	$703